SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of RSU's, ending balance	1,430,000	110,667
Number of RSU's, granted		1,545,000
Number of RSU's, Expiry		(6,000)
Number of RSU's, Exercise	(400,000)	(219,667)
Number of RSU's, ending balance	1,030,000	1,430,000